Note 3 - Accounts Receivable, Net	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Financing Receivables [Text Block]
3. Accounts receivable

Accounts receivable, net, consisted of the following as of:

	December 31,
(in thousands)	201 5	201 4
Accounts receivable	$7,372	$6,937
Less allowance for uncollectible accounts receivable	(314)	(114)
Accounts receivable, net	$7,058	$6,823

Activity for the allowance for uncollectible accounts receivable is as follows:

	December 31,
(in thousands)	201 5	201 4	201 3
Balance at beginning of period	$(114)	$(165)	$(144)
Provision for bad debt expense	(200)	—	(124)
Write-off, net of recoveries	—	51	103
Balance at end of period	$(314)	$(114)	$(165)